DWS Treasury Portfolio Average Annual Total Returns - Institutional Shares [Member] - Institutional Shares - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	2.40%	1.68%
Performance Inception Date	Dec. 17, 1991